Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash	$ 4,065,788	$ 8,131,217
Restricted cash	3,130,270	130,270
Accounts receivable	71,814	78,722
Inventories	29,704	35,775
Marketable securities, at fair value	153,905	236,615
Amounts due from related parties	141,457	47,754
Due from brokers	76,330	76,380
Loan receivable from a related party	657,404	3,358,089
Other receivables and prepayments	997,900	593,478
Total current assets	9,324,572	12,688,300
Property, plant and equipment, net	3,331,498	3,731,116
Operating lease right-of-use assets	495,415	154,439
Long-term investments	9,744,985	4,156,907
Intangible assets, net	826,184	880,256
Long-term deposits	295,891	296,225
Total Assets	24,018,545	21,907,243
Current liabilities:
Amounts due to related parties	46	11,389
Accounts payable and accrued expenses	4,843,862	4,172,565
Finance lease liabilities, current	22,106	47,923
Operating lease liabilities, current	339,649	145,391
Loan payables	3,000,000
Total current liabilities	8,205,663	4,377,268
Operating lease liabilities, non-current	163,906	23,853
Total Liabilities	8,369,569	4,401,121
Commitments and contingencies
EQUITY
Class A Ordinary Shares ($1.00 par value; 60,000,000 shares authorized, 13,265,503 and 13,202,408 shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively)	13,265,503	13,202,408
Class B Ordinary Shares ($1.00 par value; 40,000,000 shares authorized, 22,437,754 shares issued and outstanding as of June 30, 2022 and December 31, 2021)	22,437,754	22,437,754
Additional paid-in capital	44,336,942	43,506,717
Accumulated other comprehensive income (deficit)	29,327	(2,019)
Accumulated deficit	(57,422,767)	(55,537,515)
Total equity attributable to the shareholders of Aptorum Group Limited	22,646,759	23,607,345
Non-controlling interests	(6,997,783)	(6,101,223)
Total equity	15,648,976	17,506,122
Total Liabilities and Equity	$ 24,018,545	$ 21,907,243